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As filed with the Securities and Exchange Commission on September 26, 2007

Securities Act File No. 333-
Investment Company Act File No. 811-22082

United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-2

☒Registration Statement under the Securities Act of 1933
☐Pre-Effective Amendment No.
☐Post-Effective Amendment No.
and/or
☒Registration Statement under the Investment Company Act of 1940
☒Amendment No. 4

BLACKROCK ECOSOLUTIONS INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway
Wilmington, Delaware 19809
(Address of Principal Executive Offices)
 (800) 882-0052
(Registrant's telephone number, including area code)

Donald Burke, President
BlackRock EcoSolutions Investment Trust
40 East 52nd Street
New York, New York 10022
(Name and Address of Agent for Service)

Copies to:

Michael K. Hoffman, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036	Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

        If any securities being registered on this form are to be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended (the "Securities Act"), other than securities offered in connection with dividend or interest reinvestment plans, check the following box. ☐

        It is proposed that this filing will become effective (check appropriate box):

    ☐
    when declared effective pursuant to section 8(c)

        If appropriate, check the following box:

    ☒
    This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-143800.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price per Unit	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee

Common Shares, $.001 par value	810,000 shares	$20.00	$16,200,000	$497.34

Explanatory Note and Incorporation by Reference

        This registration statement is being filed with respect to the registration of additional common shares of beneficial interest, par value $.001 per share, of BlackRock EcoSolutions Investment Trust, a Delaware statutory trust, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File Nos. 333-143800 and 811-22082) are incorporated in this registration statement by reference. Any required consents are listed on an Exhibit Index attached hereto and are filed herewith.

PART C
OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)
Financial Statements

  Part A—None.

  Part B—Statement of Assets and Liabilities.(2)

(2)
Exhibits

(a)	Amended and Restated Agreement and Declaration of Trust.(1)
(b)	Amended and Restated By-Laws.(1)
(c)	Inapplicable.
(d)	Form of Specimen Certificate.(2)
(e)	Form of Dividend Reinvestment Plan.(2)
(f)	Inapplicable.
(g)(1)	Form of Investment Management Agreement.(2)
(2)	Form of Sub-Investment Advisory Agreements.(2)
(h)	Form of Underwriting Agreement.(2)
(i)	Form of the BlackRock Closed-End Funds Amended and Restated Deferred Compensation Plan.(2)
(j)(1)	Form of Custody Agreement.(2)
(2)	Form of Foreign Custody Manager Agreement.(2)
(k)(1)	Form of Stock Transfer Agency Agreement.(2)
(2)	Form of Fund Accounting Agreement.(2)
(l)	Opinion and Consent of Counsel to the Trust.(3)
(m)	Inapplicable.
(n)	Independent Registered Public Accounting Firm Consent.(3)
(o)	Inapplicable.
(p)	Subscription Agreement.(2)
(q)	Inapplicable.
(r)(1)	Code of Ethics of the Trust.(2)
(2)	Code of Ethics of the Advisor and Sub-Advisors.(2)
(s)	Power of Attorney.(2)

(1)
Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement (File No. 333-143800) (the "Registration Statement") filed on July 19, 2007.

(2)
Incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement filed on September 25, 2007.

(3)
Filed herewith.

Item 26. Marketing Arrangements

        Reference is made to the Form of Underwriting Agreement for the Registrant's common shares to filed as Exhibit (h) to this Registration Statement.

Item 27. Other Expenses of Issuance and Distribution

        The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

Registration fees	$8,197
NYSE listing fee	30,000
Printing (other than certificates)	615,000
Engraving and printing certificates	14,407
Accounting fees and expenses related to the offering	8,000
Legal fees and expenses related to the offering	414,000
NASD fee	75,500
Miscellaneous (i.e., travel) related to the offering	250,000

Total	$1,415,104

Item 28. Persons Controlled by or under Common Control with the Registrant

        None.

Item 29. Number of Holders of Shares

        As of September 26, 2007:

Title of Class	Number of Record Holders
Common Shares	1

Item 30. Indemnification

        Article V of the Registrant's Amended and Restated Agreement and Declaration of Trust provides as follows:

        5.1    No Personal Liability of Shareholders, Trustees, etc.    No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

        5.2    Mandatory Indemnification    (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

        (b)   Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the Investment Company Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or (2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

        (c)   The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met: (i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

        (d)   The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are "disinterested persons" (as defined in Section 2(a)(19) of the Investment Company Act) or any other right to which he or she may be lawfully entitled.

        (e)   Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

        5.3    No Bond Required of Trustees.    No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

        5.4    No Duty of Investigation; Notice in Trust Instruments, etc.    No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the Investment Company Act.

        5.5    Reliance on Experts, etc.    Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

        Section 9 of the Underwriting Agreement filed as Exhibit (h) to this Registration Statement provides as follows:

        9. Indemnification and Contribution. (a) The Fund and the Advisers, jointly and severally, agree to indemnify and hold harmless each Underwriter, the directors, managers, officers, employees and agents of each Underwriter and each person who controls any Underwriter within the meaning of either the Act or the Exchange Act against any and all losses, claims, damages or liabilities, joint or several, to which they or any of them may become subject under the Act, the Exchange Act or other Federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the registration statement for the registration of the Securities as originally filed or in any amendment thereof (and including any post-effective amendment, any Rule 462(b) Registration Statement and any Rule 430A Information deemed to be included or incorporated therein), or in any Preliminary Prospectus, the Prospectus, any sales material or in any amendment thereof or supplement thereto, or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, and agrees to reimburse each such indemnified party, as incurred, for any legal or other expenses reasonably incurred by them in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the Fund and the Advisers will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon any such untrue statement or alleged untrue statement or omission or alleged omission made therein in reliance upon and in conformity with written information furnished to the Fund and the Advisers by or on behalf of any Underwriter through the Representatives specifically for inclusion therein, it being understood and agreed that the only such information furnished by an Underwriter consists of the information described as such in Section 9(b) hereof. This indemnity agreement will be in addition to any liability which the Fund and the Advisers may otherwise have.

        (b)   Each Underwriter severally and not jointly agrees to indemnify and hold harmless each of the Fund and the Advisers, each of its directors, trustees and managers, each of its officers who signs the Registration Statement, and each person who controls the Fund or the Advisers within the meaning of either the Act or the Exchange Act, to the same extent as the foregoing indemnity from the Fund and the Advisers to each Underwriter, but only with reference to written information relating to such Underwriter furnished to the Fund or the Advisers by or on behalf of such Underwriter through the Representatives specifically for inclusion in the documents referred to in the foregoing indemnity. This indemnity agreement will be in addition to any liability which any Underwriter may otherwise have. The Fund and the Advisers acknowledge that the statements set forth in the last paragraph of the cover page regarding delivery of the Securities and, under the heading "Underwriting", (i) the list of Underwriters and their respective participation in the sale of the Securities, (ii) the sentences related to concessions and reallowances and (iii) the paragraphs related to stabilization, syndicate covering transactions and penalty bids in any Preliminary Prospectus and the Prospectus constitute the only information furnished in writing by or on behalf of the several Underwriters specifically for inclusion in any Preliminary Prospectus or the Prospectus.

        (c)   Promptly after receipt by an indemnified party under this Section 9 of notice of the commencement of any action, such indemnified party will, if a claim in respect thereof is to be made against the indemnifying party under this Section 9, notify the indemnifying party in writing of the commencement thereof; but the failure so to notify the indemnifying party (i) will not relieve the indemnifying party from liability under paragraph (a) or (b) above unless and to the extent the indemnifying party did not otherwise learn of such action and such failure results in the forfeiture by the indemnifying party of substantial rights and defenses and (ii) will not, in any event, relieve the indemnifying party from any obligations to any indemnified party other than the indemnification obligation provided in paragraph (a) or (b) above. The indemnifying party shall be entitled to appoint counsel of the indemnifying party's choice at the indemnifying party's expense to represent the indemnified party in any action for which indemnification is sought (in which case the indemnifying party shall not thereafter be responsible for the fees and expenses of any separate counsel retained by the indemnified party or parties except as set forth below); provided, however, that such counsel shall be satisfactory to the indemnified party. Notwithstanding the indemnifying party's election to appoint counsel to represent the indemnified party in an action, the indemnified party shall have the right to employ separate counsel (including local counsel), and the indemnifying party shall bear the reasonable fees, costs and expenses of such separate counsel if (i) the use of counsel chosen by the indemnifying party to represent the indemnified party would present such counsel with a conflict of interest, (ii) the actual or potential defendants in, or targets of, any such action include both the indemnified party and the indemnifying party and the indemnified party shall have reasonably concluded that there may be legal defenses available to it and/or other indemnified parties which are different from or additional to those available to the indemnifying party, (iii) the indemnifying party shall not have employed counsel satisfactory to the indemnified party to represent the indemnified party within a reasonable time after notice of the institution of such action or (iv) the indemnifying party shall authorize the indemnified party to employ separate counsel at the expense of the indemnifying party. No indemnifying party will, without the prior written consent of the indemnified parties, settle or compromise or consent to the entry of any judgment with respect to any pending or threatened claim, action, suit or proceeding in respect of which indemnification or contribution may be sought hereunder (whether or not the indemnified parties are actual or potential parties to such claim or action) unless such settlement, compromise or consent includes an unconditional release of each indemnified party from all liability arising out of such claim, action, suit or proceeding.

        (d)   In the event that the indemnity provided in paragraph (a) or (b) of this Section 9 is unavailable to or insufficient to hold harmless an indemnified party for any reason, the Fund, the Advisers and the Underwriters severally agree to contribute to the aggregate losses, claims, damages and liabilities (including legal or other expenses reasonably incurred in connection with investigating or defending same) (collectively, "Losses") to which the Fund, the Advisers and one or more of the Underwriters may be subject in such proportion as is appropriate to reflect the relative benefits received by the Fund and the Advisers on the one hand (treated jointly for this purpose as one person) and by the Underwriters on the other from the offering of the Securities; provided, however, that in no case shall any Underwriter (except as may be provided in any agreement among underwriters relating to the offering of the Securities) be responsible for any amount in excess of the underwriting discount or commission applicable to the Securities purchased by such Underwriter hereunder. If the allocation provided by the immediately preceding sentence is unavailable for any reason, the Fund, the Advisers and the Underwriters severally shall contribute in such proportion as is appropriate to reflect not only such relative benefits but also the relative fault of the Fund and the Advisers on the one hand (treated jointly for this purpose as one person) and of the Underwriters on the other in connection with the statements or omissions which resulted in such Losses as well as any other relevant equitable considerations. Benefits received by the Fund and the Advisers (treated jointly for this purpose as one person) shall be deemed to be equal to the total net proceeds from the offering (before deducting expenses) received by the Fund, and benefits received by the Underwriters shall be deemed to be equal to the total underwriting discounts and commissions, in each case as set forth on the cover page of the Prospectus. Relative fault shall be determined by reference to, among other things, whether any untrue or any alleged untrue statement of a material fact or the omission or alleged omission to state a material fact relates to information provided by the Fund and the Advisers on the one hand (treated jointly for this purpose as one person) or the Underwriters on the other, the intent of the parties and their relative knowledge, access to information and opportunity to correct or prevent such untrue statement or omission. The Fund, the Advisers and the Underwriters agree that it would not be just and equitable if contribution were determined by pro rata allocation or any other method of allocation which does not take account of the equitable considerations referred to above. Notwithstanding the provisions of this paragraph (d), no person guilty of fraudulent misrepresentation (within the meaning of Section 11(f) of the Act) shall be entitled to contribution from any person who was not guilty of such fraudulent misrepresentation. For purposes of this Section 9, each person who controls an Underwriter within the meaning of either the Act or the Exchange Act and each director, manager, officer, employee and agent of an Underwriter shall have the same rights to contribution as such Underwriter, and each person who controls the Fund or the Advisers within the meaning of either the Act or the Exchange Act, each officer of the Fund and the Advisers who shall have signed the Registration Statement and each director, trustee or manager of the Fund and the Advisers shall have the same rights to contribution as the Fund and the Advisers, subject in each case to the applicable terms and conditions of this paragraph (d).

Item 31. Business and Other Connections of Investment Advisor

        Not applicable.

Item 32. Location of Accounts and Records

        The Registrant's accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 and at the offices of the Registrant's Sub-Advisors, Custodian and Transfer Agent.

Item 33. Management Services

        Not applicable.

Item 34. Undertakings

        (1)   The Registrant hereby undertakes to suspend the offering of its units until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

        (2)   Not applicable.

        (3)   Not applicable.

        (4)   Not applicable.

        (5)   (a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497 (h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

        (b)   For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

        (6)   The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 26th day of September, 2007.

/s/ DONALD BURKE Donald Burke President and Chief Executive Officer

        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the 26th day of September, 2007.

Name	Title

/s/ DONALD BURKE Donald Burke	President and Chief Executive Officer
* Neal Andrews	Principal Financial Officer
* Richard E. Cavanagh	Trustee
* Richard S. Davis	Trustee
* Kent Dixon	Trustee
* Frank J. Fabozzi	Trustee
* Kathleen F. Feldstein	Trustee
*By: /s/ ANNE F. ACKERLEY Anne F. Ackerley	Attorney-in-fact

INDEX TO EXHIBITS

(l)	Opinion and Consent of Counsel to the Trust
(n)	Independent Registered Public Accounting Firm Consent

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Explanatory Note and Incorporation by Reference
PART C OTHER INFORMATION
SIGNATURES
INDEX TO EXHIBITS